FORTIS
[PHOTOGRAPH]

ENJOY THE LIBERTY

               OF TAX-FREE INVESTING.......







                                                  FORTIS
                                                  TAX-FREE PORTFOLIOS
                                                  SEMI-ANNUAL REPORT
                                                  March 31, 1997

FORTIS TAX-FREE PORTFOLIOS, INC. SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         2

SCHEDULE OF INVESTMENTS
   NATIONAL PORTFOLIO                                          5
   MINNESOTA PORTFOLIO                                         8

STATEMENTS OF ASSETS AND LIABILITIES                          11

STATEMENTS OF OPERATIONS                                      12

STATEMENTS OF CHANGES IN NET ASSETS                           13

NOTES TO FINANCIAL STATEMENTS                                 15

BOARD OF DIRECTORS AND OFFICERS                               19

OTHER PRODUCTS AND SERVICES                                   20

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F
- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings charts show the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1997

                                                 CLASS A     CLASS B     CLASS C     CLASS E     CLASS H
                                                 -------     -------     -------     -------     -------
FORTIS TAX-FREE NATIONAL
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $10.75      $10.74      $10.74      $10.76      $10.75
  End of period..............................    $10.65      $10.64      $10.64      $10.66      $10.65
DISTRIBUTIONS PER SHARE
  From net investment income.................    $ 0.26      $ 0.22      $ 0.22      $ 0.28      $ 0.22

FORTIS TAX-FREE MINNESOTA
  NET ASSET VALUE PER SHARE:
    Beginning of period......................    $10.26      $10.24      $10.26      $10.28      $10.26
    End of period............................    $10.14      $10.12      $10.14      $10.16      $10.15
  DISTRIBUTIONS PER SHARE
    From net investment income...............    $ 0.25      $ 0.21      $ 0.21      $ 0.27      $ 0.21

                                      Photo

DEAR SHAREHOLDER,

We are pleased to present the Fortis Tax-Free Portfolios, Inc., semi-annual report for the period ending March 31, 1997.

ECONOMIC REVIEW AND INVESTMENT STRATEGIES

During the past six months, the bond market has digested a wide variety of economic information. Economic growth was strong during the fourth quarter of 1996. Real Gross Domestic Product (GDP) rose at a 3.8% annual rate and municipal yields stayed within a narrow trading range. Yields, as represented by indices published by The Bond Buyer, declined as inflation continued to behave well. The Bond Buyer Revenue Bond Index (an index comprised of long maturity, good quality municipal revenue bonds) reached a low yield of 5.80% in late November.

A backup in rates, caused by year-end technical factors and limited market activity, was reflected in a rise in the Revenue Index to 6.02% on January 30, 1997. After retracing most of that backup in yields in February, comments by Federal Reserve Chairman Alan Greenspan led the market to expect an increase in short-term interest rates. On March 25, 1997, the Federal Reserve raised its Fed Funds target .25% to 5.50%. As a result, municipal yields broke out of their trading range, and the Revenue Bond Index rose to 6.09% at the end of March.

During the rest of 1997, we expect real Gross Domestic Product growth of roughly 3% with inflation continuing to stay at about 3%. The Federal Reserve, having raised short rates in late March, could raise rates once or twice before the end of the year. While this action would likely drive short-term rates higher, in the longer term, the effects ought to be beneficial for bonds.

During the fourth quarter of 1996, in order to benefit from expected price appreciation, the National and Minnesota Portfolio durations* were lengthened to levels slightly longer than their benchmarks (internally created index of competitive portfolios). The National Fund, in particular, accomplished this by acquiring noncallable bonds with coupons higher than current market levels. While these securities enjoyed good performance during the quarter, they were slightly outperformed by callable securities with coupons which were 50 basis points lower than market levels.

As rates rose late in the first quarter, the funds have moved into bond structures which should help their total return performance (bonds with good call and Original Issue Discount [OID] characteristics) and modestly increase yields. At the end of the reporting period, the duration of the funds was 8.56 years for Tax-Free National and 7.44 years for Tax-Free Minnesota, each representing about 102% of their benchmarks. The six-month total return for the Tax-Free National Fund was 1.62% (Class E), while the six-month total return for the Tax-Free Minnesota Fund was 1.42% (Class E).

Our strategy is to keep the duration of the portfolios at levels slightly above their benchmarks, with the intention of lengthening their durations further if rates rise. With quality spreads at historically narrow levels, there is little incentive to reduce the funds' current AA average quality. We will continue to emphasize call protection and OID as we seek to enhance portfolio performance.

IN CLOSING

We remain committed to our disciplined investment strategy, and we consider it a privilege to help you invest for your future. Please call us or talk with your investment professional if you have any questions or comments.

Sincerely,

           [SIGNATURE]                                            [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

* AN IMPORTANT CONCEPT IN MANAGING FIXED INCOME SECURITIES, DURATION IS THE MEASURE OF A BOND FUND'S SENSITIVITY TO INTEREST RATE CHANGES. TRADITIONALLY MEASURED IN YEARS, HIGHER DURATIONS MEAN POTENTIALLY GREATER FLUCTUATIONS IN BOND VALUES, JUST AS LOWER DURATIONS TYPICALLY MEAN LESS VOLATILITY.

COMPOSITION BY INDUSTRY
AS OF 3/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation                  22.1%
Utilities - Water and Sewer         17.6%
Health Care/Services                14.0%
Transportation                      12.5%
Utilities-Electric                   8.1%
Refunded with U.S. Gov't             7.9%
Higher Education                     4.4%
Housing                              3.8%
Cash Equivalents/Receivables         2.6%
Public Facilities                    2.1%
Miscellaneous                        1.7%
Pollution Control                    1.2%
Utilities-Gas                        1.1%
Industrial                           0.9%

NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED JUNE 2, 1986

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  LEHMAN BROTHERS
                                  MUNI BOND INDEX     TAX-FREE NATIONAL
6/2/86                                       10,000                9,685
87                                           11,272               10,403
88                                           11,556               10,434
89                                           12,388               11,118
90                                           13,695               11,988
91                                           14,959               12,967
92                                           16,453               14,151
93                                           18,513               15,763
94                                           18,943               16,193
95                                           20,357               17,246
96                                           22,063               18,329
97                                           23,704               20,181
National Portfolio Class E
Average Annual Total Return
                                                                                               Since
                                             1 Year               5 Year    10 Year    June 2, 1986@
Class E*                                     -0.14%               +5.60%     +6.31%           +6.70%
Class E**                                    +4.56%               +6.57%     +6.80%           +7.15%

                          Annual Period ended March 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  @  Date shares were first offered to the public
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 03/31/97

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Massachusetts State Water Resources Auth (5.25%)
     2015                                                     3.9%
 2.  New York Triborough Bridge & Tunnel Auth (5.50%)
     2017                                                     3.4%
 3.  Metropolitan Transportation Auth, NY (5.75%) 2013        3.3%
 4.  Grapevine-Colleyville, TX Independent School
     District (5.75%) 2012                                    3.2%
 5.  Fulton County Georgia Water & Sewer (6.375%) 2014        2.7%
 6.  Detroit, MI Water System (6.50%) 2015                    2.6%
 7.  Southern California Public Power (6.36%) 2013            2.2%
 8.  Connecticut State (6.125%) 2012                          2.2%
 9.  Madison, TN Suburban Utility District (5.00%) 2019       2.1%
10.  Texas Public Finance Auth (5.00%) 2014                   2.1%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                         Since
                                            1 Year     Inception+
------------------------------------------------------------------
Class A shares#                               +4.34%       +9.06%
Class A shares##                               -.35%       +6.97%
Class B shares#                               +3.53%       +8.19%
Class B shares##                               -.07%       +5.49%
Class C shares#                               +3.44%       +8.19%
Class C shares##                              +2.44%       +8.19%
Class H shares#                               +3.53%       +8.23%
Class H shares##                               -.07%       +5.53%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without Sales Charge.
 ##  With Sales Charge. Assumes redemption on March 31, 1997.
  +  Since November 14, 1994 -- Date shares were first offered to the public

COMPOSITION BY INDUSTRY
AS OF 3/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation                  28.9%
Housing                             18.1%
Utilities-Electric                  12.5%
Health Care / Services              11.1%
Refunded with U.S. Gov't             7.8%
Pollution Control                    7.1%
Miscellaneous                        5.0%
Higher Education                     4.1%
Public Facilities                    2.6%
Cash Equivalents/Receivables         1.7%
Utility-Water & Sewer                1.1%

MINNESOTA PORTFOLIO

VALUE OF $10,000 INVESTED JUNE 2, 1986

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  LEHMAN BROTHERS          TAX-FREE
                                  MUNI BOND INDEX     MINNESOTA CLASS E
6/2/86                                       10,000                 9,627
87                                           11,272                10,457
88                                           11,556                10,569
89                                           12,388                11,411
90                                           13,695                12,318
91                                           14,959                13,298
92                                           16,453                14,680
93                                           18,513                16,544
94                                           18,943                16,972
95                                           20,357                18,057
96                                           22,063                19,300
97                                           23,704                19,086
Minnesota Portfolio Class E
Average Annual Total Return
                                                                                                Since
                                             1 Year                5 Year    10 Year    June 2, 1986@
Class E*                                     -0.56%                +5.19%     +5.77%           +6.15%
Class E**                                    +4.12%                +6.17%     +6.26%           +6.61%

                          Annual Period ended March 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  @  Date shares were first offered to the public
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 3/31/97

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  St. Cloud , MN (5.25%) 2018                              4.5%
 2.  Minnesota General Obligation (5.25%) 2015                4.2%
 3.  Minneapolis & St. Paul, MN (5.70%) 2016                  4.0%
 4.  Cambridge, MN Independent School District (5.70%)
     2016                                                     3.6%
 5.  Brainerd, MN (6.65%) 2017                                3.2%
 6.  Rochester, MN Health Care Facility (5.90%) 2010          3.2%
 7.  Southern MN Municipal Power Agency (5.75%) 2018          2.9%
 8.  St. Louis Park, MN Hospital Facility (7.25%) 2015        2.8%
 9.  Rochester, MN Independent School District (5.25%)
     2014                                                     2.5%
10.  Minnetonka, MN Independent School District (5.70%)
     2013                                                     2.5%

CLASS A, B, C AND H TOTAL RETURNS

                                                         Since
                                            1 Year     Inception+
------------------------------------------------------------------
Class A shares#                               +3.99%       +8.05%
Class A shares##                               -.69%       +5.98%
Class B shares#                               +3.15%       +7.17%
Class B shares##                               -.45%       +4.47%
Class C shares#                               +3.15%       +7.24%
Class C shares##                              +2.15%       +7.24%
Class H shares#                               +3.15%       +7.25%
Class H shares##                               -.45%       +4.55%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without Sales Charge.
 ##  With Sales Charge. Assumes redemption on March 31, 1997
  +  Since November 14, 1994 -- Date shares were first offered to the public

FORTIS TAX-FREE PORTFOLIOS, INC.
NATIONAL PORTFOLIO
Schedule of Investments
March 31, 1997 (Unaudited)

MUNICIPAL BONDS-97.36%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 CALIFORNIA-3.72%
   $4,000,000    Southern California Public Power, 6.36% Zero
                   Coupon Bond 7-1-2013 (d)...................           A+     $ 1,446,111     $ 1,607,320
    2,750,000    Sulphur Springs (City of), CA, 7.00% Zero
                   Coupon General Obligation Ser A MBIA
                   Insured 9-1-2012 (d).......................          AAA         952,058       1,151,012
                                                                                ------------    ------------
                                                                                  2,398,169       2,758,332
                                                                                ------------    ------------
                 CONNECTICUT-2.15%
    1,500,000    Connecticut State, 6.125% Special Tax
                   Obligation Rev Transportation
                   Infrastructure Ser B 9-1-2012..............          AA-       1,578,930       1,596,525
                                                                                ------------    ------------
                 DISTRICT OF COLUMBIA-3.28%
    1,250,000    District of Columbia, 7.50% General
                   Obligation Ser 1990B FSA Insured 6-1-2010
                   (Refunded 6-1-2000 @ 102)..................          AAA       1,235,937       1,373,725
    1,000,000    Georgetown University, 8.25% District of
                   Columbia Bond 4-1-2018 (Crossover Refunded
                   10-1-2001 @ 103)...........................           A+       1,033,726       1,055,810
                                                                                ------------    ------------
                                                                                  2,269,663       2,429,535
                                                                                ------------    ------------
                 FLORIDA-1.57%
      500,000    Florida (State of), 7.50% Mid-Bay Bridge Auth
                   Ser 1991A 10-1-2017 (Crossover Refunded
                   10-1-2001 @ 103)...........................           NR         474,800         534,360
      600,000    Tampa (City of), FL, 8.25% Cap Improvement
                   Program Rev Bond Ser A 10-1-2018...........           AA         598,933         631,218
                                                                                ------------    ------------
                                                                                  1,073,733       1,165,578
                                                                                ------------    ------------
                 GEORGIA-6.05%
    1,375,000    Brunswick, GA, Water & Sewer, 6.10% Rev Ref &
                   Improvement Bond MBIA Insured 10-1-2019....          AAA       1,467,934       1,444,245
    1,800,000    Fulton County, GA, Water & Sewer, 6.375% Ref
                   Bond FGIC Insured 1-1-2014.................          AAA       1,785,483       1,966,608
    1,000,000    Municipal Electric Auth of Georgia, 6.50% 5th
                   Crossover Ser Proj 1 1-1-2017..............            A         992,962       1,072,970
                                                                                ------------    ------------
                                                                                  4,246,379       4,483,823
                                                                                ------------    ------------
                 ILLINOIS-4.75%
      500,000    Channahon Park, IL District, 7.50% General
                   Obligation 1-1-2011........................           NR         499,375         552,305
      750,000    Chicago Gas Supply, 7.50% Rev for Peoples Gas
                   Ser B 3-1-2015.............................          AA-         759,205         808,252
    1,000,000    Illinois Dev Fin Auth, 7.375% Power Co Proj
                   Ser 1991A 7-1-2021.........................          BBB         992,740       1,104,210
    1,000,000    Illinois Housing Dev Auth, 7.55% Multi-family
                   Housing Ser 1990A 7-1-2014.................           A+         987,575       1,054,240
                                                                                ------------    ------------
                                                                                  3,238,895       3,519,007
                                                                                ------------    ------------
                 INDIANA-3.56%
    1,200,000    Indiana Bond Bank, 8.50% Special Loan Program
                   Ser B 2-1-2018.............................            A       1,212,361       1,263,468
    1,250,000    Indianapolis (City of), IN, Local Public
                   Improvement Bond Bank, 7.40% Ser 1990A
                   1-1-2020 (Refunded 7-1-2000 @102)..........         Aaa*       1,247,337       1,375,175
                                                                                ------------    ------------
                                                                                  2,459,698       2,638,643
                                                                                ------------    ------------
                 KANSAS-1.33%
    1,000,000    Kansas Development Finance Auth, 5.375%
                   Health Fac Rev Bond - Hays Med Ctr, Inc.
                   Ser B MBIA Insured 11-15-2011..............         Aaa*         985,114         984,530
                                                                                ------------    ------------
                 KENTUCKY-2.83%
    1,000,000    Christian City, KY, Hospital, 6.00% Rev Ref
                   Bond Jennie Stuart Medical Center
                   7-1-2013...................................           A-         994,865         999,890
    1,000,000    Louisville & Jefferson County, KY, 6.75%
                   Metro Sewer Dist Rev Bond Ser A AMBAC
                   Insured 5-15-2019..........................          AAA         996,345       1,096,690
                                                                                ------------    ------------
                                                                                  1,991,210       2,096,580
                                                                                ------------    ------------
                 MASSACHUSETTS-6.22%
      500,000    Boston, MA, City Hospital, 7.625% Rev Bond
                   Ser A 2-1-2021 (Refunded 8-15-2000 @
                   102).......................................         Aaa*         496,483         554,625
    1,100,000    Massachusetts Health & Educ Fac Auth, 6.25%
                   Harvard University Ser N 4-1-2020..........          AAA       1,219,190       1,188,847
    3,000,000    Massachusetts State Water Resources Auth,
                   5.25% Ser C Rev Bond AMBAC-TCRS
                   12-1-2015..................................          AAA       2,982,086       2,862,420
                                                                                ------------    ------------
                                                                                  4,697,759       4,605,892
                                                                                ------------    ------------
                 MICHIGAN-4.42%
    1,750,000    Detroit, MI, Water System, 6.50% Rev Bond
                   7-1-2015...................................          AAA       1,872,142       1,915,742
    1,350,000    Lincoln Park, MI, 5.85% School District Ref
                   Bond FGIC Q-SBLF 5-1-2015..................          AAA       1,346,894       1,360,881
                                                                                ------------    ------------
                                                                                  3,219,036       3,276,623
                                                                                ------------    ------------

FORTIS TAX-FREE PORTFOLIOS, INC.
NATIONAL PORTFOLIO (CONTINUED)
Schedule of Investments
March 31, 1997 (Unaudited)

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 MINNESOTA-7.42%
   $1,140,000    Fergus Falls (City of), MN, 6.50% Health Care
                   Facility (Lake Regional Hospital) Ser A
                   9-1-2018...................................         BBB+     $ 1,133,592     $ 1,152,415
    2,000,000    Minneapolis (City of), MN, 5.75% General
                   Obligation Zero Coupon Bond Ser 1993A
                   12-1-2013 (d)..............................          AAA         792,272         782,560
      670,000    Minneapolis (City of), MN, 7.00% Health Care
                   Fac Rev (St. Olaf Residence) Ser 1993
                   10-1-2012..................................           NR         670,000         697,959
    1,100,000    Minnetonka, MN, Independent School District
                   #276, 5.70% General Obligation 2-1-2011....         Aa1*       1,100,000       1,115,169
      690,000    St. Anthony (City of), MN, 6.75% Housing Dev
                   Rev Ref Bond 7-1-2007......................           AA         690,000         749,057
    1,000,000    University of MN (Regents of), 5.75% General
                   Obligation Ser 1996A 7-1-2018..............           AA       1,012,235         997,470
                                                                                ------------    ------------
                                                                                  5,398,099       5,494,630
                                                                                ------------    ------------
                 MISSOURI-1.81%
    1,250,000    Missouri State Health & Educ, 7.70% Still
                   Regional Med Ctr 2-1-2013..................          BBB       1,293,348       1,341,662
                                                                                ------------    ------------
                 NEVADA-1.46%
    1,000,000    Washoe County, NV, Hosp, 7.60% (Washoe Med
                   Ctr) Rev Bond Ser 1989A 6-1-2019...........            A         971,310       1,080,740
                                                                                ------------    ------------
                 NEW JERSEY-2.93%
    1,000,000    New Jersey State Highway Auth, 6.20% Garden
                   State Pkwy Gen Rev Bond Sr Parking Bond
                   1-1-2010...................................          AA-       1,077,751       1,072,940
    1,000,000    New Jersey Turnpike Rev Bond, 6.50% Ser C
                   MBIA-IBC Insured 1-1-2016..................          AAA       1,112,287       1,094,960
                                                                                ------------    ------------
                                                                                  2,190,038       2,167,900
                                                                                ------------    ------------
                 NEW YORK-13.71%
    2,465,000    Metropolitan Transportation Authority, NY,
                   Commuter Facilities, 5.75% Ser O
                   7-1-2013...................................          BBB       2,390,819       2,413,827
    1,100,000    New York City, NY, 5.875% General Obligation
                   Ser A 8-1-2003.............................         BBB+       1,095,648       1,124,662
    1,000,000    New York City, NY, 8.25% General Obligation
                   Ser B 6-1-2005.............................         BBB+         990,286       1,164,890
    1,000,000    New York State Dorm Auth, 6.00% Rev Cons City
                   Univ System 2nd Gen 7-1-2020...............          BBB       1,018,859         997,400
      730,000    New York State Med Care, 7.50% Mental Health
                   Ser A 2-15-2021 (Refunded 2-15-2001 @
                   102).......................................          AAA         703,240         814,286
    1,000,000    New York State, 7.75% UDC Correctional Fac
                   Ser 1 1-1-2014 (Refunded 1-1-2000 @ 102)...         Aaa*         961,765       1,100,500
    2,600,000    New York Triborough Bridge and Tunnel Auth,
                   5.50% General Purpose Ser Y 1-1-2017.......           A+       2,494,549       2,538,588
                                                                                ------------    ------------
                                                                                  9,655,166      10,154,153
                                                                                ------------    ------------
                 NORTH CAROLINA-1.59%
    1,255,000    North Carolina Municipal Power Agency No. 1,
                   5.00% Catawba Elec Rev Bond 1-1-2020.......           A-       1,174,027       1,178,181
                                                                                ------------    ------------
                 NORTH DAKOTA-1.59%
    1,100,000    Ward County, ND, 7.50% Health Care Fac Ser
                   1991B 7-1-2011.............................           A-       1,126,530       1,174,635
                                                                                ------------    ------------
                 OHIO-2.63%
      750,000    Cleveland (City of), OH, Parking Facility,
                   8.10% Improvement Proj Rev Bond
                   9-15-2022..................................           NR         759,430         873,127
    1,100,000    Cleveland, OH, 5.50% Water Works Rev Ref Bond
                   Ser G First Mtg MBIA Insured 1-1-2021......          AAA       1,091,253       1,072,852
                                                                                ------------    ------------
                                                                                  1,850,683       1,945,979
                                                                                ------------    ------------
                 PENNSYLVANIA-2.36%
      750,000    Clarion County, PA, Hospital Auth, 8.50%
                   Clarion Hospital Proj Rev Bond 7-1-2021....         BBB-         733,998         821,948
      890,000    Delaware County, PA, 8.10% IDA Rev Res Recov
                   Ser A LOC Security Pacific: Proj Guar By
                   Westinghouse 12-1-2013.....................          AA-         930,293         925,271
                                                                                ------------    ------------
                                                                                  1,664,291       1,747,219
                                                                                ------------    ------------
                 PUERTO RICO-1.79%
    1,250,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                   Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A       1,341,380       1,327,550
                                                                                ------------    ------------
                 SOUTH CAROLINA-2.90%
    1,100,000    Greenville, SC, 5.25% Hospital Fac Rev Ser B
                   5-1-2023...................................          AA-       1,043,094         994,532
    1,175,000    Greenville, SC, 5.75% Hospital Fac Rev Ser A
                   5-1-2014...................................          AA-       1,164,922       1,151,171
                                                                                ------------    ------------
                                                                                  2,208,016       2,145,703
                                                                                ------------    ------------
                 TENNESSEE-3.61%
    1,750,000    Madison, TN, Suburban Util Dist, 5.00% MBIA
                   Insured 2-1-2019...........................          AAA       1,626,928       1,571,763
    1,000,000    Metro Gov't of Nashville & Davidson County,
                   TN, 6.50% Water & Sewer Ref Bond
                   1-1-2010...................................          AAA       1,090,745       1,104,220
                                                                                ------------    ------------
                                                                                  2,717,673       2,675,983
                                                                                ------------    ------------
                 TEXAS-7.26%
    2,250,000    Grapevine-Colleyville, TX, 5.75% Independent
                   School District PSF Rev Ref Bond
                   8-15-2012..................................          AAA       2,284,353       2,307,690
    2,500,000    Keller, TX, 5.85% Independent School District
                   PSF Rev Ref Zero Coupon Bond Ser A
                   8-15-2021 (d)..............................          AAA         613,295         583,200

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
   $1,700,000    Texas (State of), 5.00% Pub Fin Auth Ser A
                   General Obilgation 10-1-2014...............           AA     $ 1,623,513     $ 1,564,000
    1,000,000    Waller, TX, 5.25% Cons Independent School
                   District 2-15-2021.........................         Aaa*         940,407         926,890
                                                                                ------------    ------------
                                                                                  5,461,568       5,381,780
                                                                                ------------    ------------
                 WASHINGTON-4.33%
    1,000,000    Washington Public Power Supply Sys, 7.00%
                   Nuclear Proj 2 Ref Rev Bond Ser 1990B
                   7-1-2012...................................           AA         958,365       1,088,520
    1,000,000    Washington Public Power Supply Sys, 7.625%
                   Proj 2 Rec Bond Ser 1990A 7-1-2008
                   (Refunded 7-1-2000 @ 102)..................          AAA         986,875       1,106,860
    1,000,000    Washington Suburban Sanitary Dist Md., 5.75%
                   Rev Ref Bond Gen Const 6-1-2017............           AA       1,036,351       1,015,480
                                                                                ------------    ------------
                                                                                  2,981,591       3,210,860
                                                                                ------------    ------------
                 WISCONSIN-2.09%
    3,000,000    Wisconsin Center District, 5.88% Convention
                   Ctr Sr Lien Ser A Dedicated Tax Rev MBIA
                   Insured Double Exempt Zero Coupon Bond
                   12-15-2021 (d).............................          AAA         716,905         710,850
      750,000    Wisconsin Health & Educ Fac Auth, 8.50% Rev
                   Bond Ser 1990 (Franciscan Health Sys)
                   3-1-2020 (Refunded 3-1-2000 @ 102).........         Aaa*         750,000         840,983
                                                                                ------------    ------------
                                                                                  1,466,905       1,551,833
                                                                                ------------    ------------
                 TOTAL MUNICIPAL BONDS........................                  $69,659,211     $72,133,876
                                                                                ------------    ------------
                                                                                ------------    ------------

SHORT-TERM INVESTMENTS-1.28%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (b)
   ---------                                                   ------------
               INVESTMENT COMPANY-1.28%
   $944,726    Federated Tax-Free Obligation Fund, Current
                 Rate - 3.27%...............................   $   944,726
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $70,603,937) (A)...........................   $73,078,602
                                                               ------------
                                                               ------------

     (a) At March 31, 1997 the cost of securities for federal income tax purposes was $70,603,937 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 3,004,326
Unrealized depreciation.....................................     (529,661)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $ 2,474,665
-------------------------------------------------------------------------

     (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
     (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
     (d) The interest rate disclosed for these securities represents the original issue discount yields on the date of acquisition.
      * Moody's Rating.

FORTIS TAX-FREE PORTFOLIOS, INC.
MINNESOTA PORTFOLIO
Schedule of Investments
March 31, 1997 (Unaudited)

MUNICIPAL BONDS-98.28%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 GENERAL OBLIGATIONS-28.94%
   $1,900,000    Cambridge (City of), MN, 5.25% Independent
                   School District #911 General Obligation Ser
                   A MBIA Insured 4-1-2018....................          AAA     $ 1,864,413     $ 1,778,438
    1,200,000    Centennial Independent School District #12,
                   5.625% Ser A 2-1-2016......................         Aa1*       1,186,852       1,184,136
    1,265,000    Columbia Heights (City of), MN, 5.20%
                   Independent School District #13 General
                   Obligation State Enhancement Program
                   2-1-2012...................................         Aa1*       1,258,440       1,221,155
    1,000,000    Eden Prairie (City of), MN, Independent
                   School District #272, 5.125% General
                   Obligation State Enhancement Program
                   2-1-2013...................................         Aa1*         988,369         946,660
    1,215,000    Maple Grove (City of), MN, 5.20% General
                   Olbigation Improvement Ser A 2-1-2013......           NR       1,182,936       1,164,930
    1,180,000    McIntosh (City of), MN, Independent School
                   District #2609, 5.25% General Obligation
                   FSA Insured State Enhancement Program Bank
                   Qualified 2-1-2017.........................          AAA       1,155,584       1,113,295
    2,200,000    Minnesota (State of), 5.25% General
                   Obligation State Enhancement Program
                   8-1-2015...................................          AA+       2,160,462       2,100,142
    1,225,000    Minnetonka (City of), MN, Independent School
                   District #276, 5.70% General Obligation Ser
                   B 2-1-2013.................................         Aa1*       1,212,380       1,231,970
      750,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                   Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A         804,828         796,530
      800,000    Puerto Rico, 6.25% Public Building Auth Rev
                   GTD Gov't Facilities Ser A AMBAC Insured
                   7-1-2009...................................          AAA         893,087         872,288
    1,310,000    Rochester (City of), MN, Independent School
                   District #535, 5.25% General Obligation Ser
                   A 2-1-2014.................................           AA       1,288,405       1,264,477
    1,950,000    Rosemount (City of), MN, Independent School
                   District #196, 5.70% Zero Coupon General
                   Obligation Cap Apprec Ser A MBIA Insured
                   State Enhancement Program 4-1-2015 (d).....          AAA         709,020         689,481
                                                                                ------------    ------------
                                                                                 14,704,776      14,363,502
                                                                                ------------    ------------
                 HEALTH CARE/SERVICES-11.10%
      785,000    Duluth (City of), MN, 9.00% Hosp Fac Rev Bond
                   (St. Luke's Hospital) Ser 1988 5-1-2018
                   (Refunded 5-1-1998 @ 102)..................          AAA         799,205         841,528
    1,000,000    Duluth (City of), MN, 8.375% EDA Health Care
                   Fac Rev (St. Mary's Med Ctr) Ser 1990
                   2-15-2020 (Refunded 2-15-2000 @ 102).......          AAA       1,019,382       1,117,440
    2,000,000    Minneapolis & St. Paul (Cities of), MN, 5.70%
                   HSG & Redev Auth Health Care System
                   Childrens Health Care Ser A FSA Insured
                   8-15-2016..................................          AAA       1,976,636       1,979,040
    1,500,000    Rochester (City of), MN, 5.90% Health Care
                   Fac Rev Bond Mayo Med Ctr Ser I
                   11-15-2010.................................          AA+       1,579,031       1,570,395
                                                                                ------------    ------------
                                                                                  5,374,254       5,508,403
                                                                                ------------    ------------
                 HIGHER EDUCATION-4.10%
      460,000    Minnesota Higher Education, 7.625% Mortgage
                   Rev Ser 3F for St. Mary's College 10-1-2016
                   (Refunded 10-1-2001 @ 100).................         BBB-         457,700         511,249
      500,000    Northfield (City of), MN, 8.00% College
                   Facility Rev Bond for St. Olaf College
                   10-1-2018 (Refunded 10-1-1998 @ 100).......           NR         500,443         527,940
    1,000,000    University of MN (Regents of), 5.75% General
                   Obligation Ser 1996A 7-1-2018..............           AA       1,012,235         997,470
                                                                                ------------    ------------
                                                                                  1,970,378       2,036,659
                                                                                ------------    ------------
                 HOUSING-18.10%
    1,500,000    Brainerd (City of), MN, 6.65% Rev Ref Bond
                   Ser 1992B, Evangelical Lutheran-Good
                   Samaritan Project FSA Insured 3-1-2017.....          AAA       1,513,640       1,596,990
      250,000    Dakota County, MN, 8.10% HRA Single Family
                   Rev GNMA Backed 3-1-2016...................          AAA         256,138         256,852
      300,000    Eden Prairie (City of), MN, 7.40% Multifamily
                   Housing Ser 1990 FHA Insured 8-1-2025......          AAA         299,956         313,338
      860,000    Eden Prairie (City of), MN, 8.00% Multifamily
                   Housing Ser A FHA Insured 7-1-2026.........          AAA         860,000         917,199
      555,000    Edina (City of), MN, 7.50% Housing Dev Ref
                   Rev Edina Park Plaza Ser 1989A 12-1-2009...          Aa*         554,625         583,105
      500,000    Edina (City of), MN, 7.70% Housing Dev Ref
                   Rev Edina Park Plaza Ser A FHA Insured
                   12-1-2028..................................          Aa*         500,000         523,215
      525,000    Mankato (City of), MN, 8.25% Nursing Home Rev
                   Bond Board of Soc Ministry Mankato Lutheran
                   Ser 1991A 10-1-2021........................           NR         520,000         603,587
    1,070,000    Minneapolis (City of), MN, 7.10% HRA Mortgage
                   Rev Bond Riverplace Proj Ser A LOC Bank of
                   Tokyo 1-1-2020.............................         Aa2*       1,082,074       1,095,755
      485,000    Minneapolis (City of), MN, 8.25% Health Care
                   Fac Rev Bond Jones-Harrison Residence Ser
                   1991 9-1-2011..............................           NR         479,122         512,897
      350,000    Minneapolis (City of), MN, 8.25% Rev Bond
                   Trinity Housing Proj Ser 1991 2-1-2018.....           NR         350,000         359,510
      500,000    Minnesota Housing Finance Agency, 6.95%
                   Housing Dev Bond Ser 1992A 8-1-2017........           AA         500,000         523,690
      200,000    Minnesota Housing Finance Agency, 7.70%
                   Single Family Mortgage Bond Ser C
                   7-1-2014...................................          AA+         201,076         210,570
      440,000    Northfield (City of), MN, 7.00% Health Care
                   Facility Northfield Retirement Ctr
                   5-1-2015...................................           NR         436,340         448,844
      500,000    Red Wing (City of), MN, 6.50% Elderly Housing
                   Fac Ref Rev River Region Obligated Group
                   Ser 1993C 9-1-2022.........................         BBB+         497,205         507,070

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
   $  500,000    Spring Park (City of), MN, 8.25% Health Care
                   Fac Rev Bond Twin Birch Health Care Ctr
                   8-1-2011...................................           NR     $   500,000     $   531,810
                                                                                ------------    ------------
                                                                                  8,550,176       8,984,432
                                                                                ------------    ------------
                 MISCELLANEOUS-5.03%
      450,000    Dakota County, MN, 7.50% HRA Limited Annual
                   Appropriation Tax & Rev Supported Bond Ser
                   1991 1-1-2006..............................         BBB+         450,000         470,142
      400,000    Dawson (City of), MN, 7.30% IDR Ref Bond
                   Associated Milk Producers 9-1-2000.........           NR         396,426         415,248
    1,000,000    Minneapolis (City of), MN, 7.375% CDA Limited
                   Tax Supported Dev Rev Common Bond Fund Ser
                   1995-G3 12-1-2012..........................           A-       1,000,000       1,084,450
      500,000    Minneapolis (City of), MN, 8.375% CDA Limited
                   Tax Supported Dev Rev Common Bond Fund Ser
                   1990-6A 6-1-2007...........................           A-         497,500         528,280
                                                                                ------------    ------------
                                                                                  2,343,926       2,498,120
                                                                                ------------    ------------
                 POLLUTION CONTROL-7.07%
      650,000    East Grand Forks (City of), MN, 7.75%
                   Pollution Control Rev (American Crystal
                   Sugar) Ser 1991A 4-1-2018..................         BBB+         650,486         692,302
    1,200,000    Minnesota Public Fac Auth, 5.40% Water
                   Pollution Control Bond Ser B 3-1-2015......          AAA       1,179,675       1,163,520
    1,000,000    Minnesota Public Fac Auth, 6.65% Zero Coupon
                   Water Pollution Rev Bond Ser 1992A 3-1-2007
                   (d)........................................          AAA         522,797         569,190
    1,000,000    Minnesota Public Fac Auth, 7.10% Water
                   Pollution Rev Bond Ser 1990A 3-1-2012......          AAA         978,768       1,086,860
                                                                                ------------    ------------
                                                                                  3,331,726       3,511,872
                                                                                ------------    ------------
                 PUBLIC FACILITIES-2.59%
      400,000    Duluth (City of), MN, 6.75% Gross Rev
                   Recreation Fac Bond Spirit Mountain Ser
                   1992 2-1-2007..............................           NR         400,000         407,632
      325,000    Moorhead (City of), MN, 7.75% Golf Course Rev
                   Bond Ser 1992A 12-1-2015...................           NR         325,000         341,276
      500,000    St. Paul (City of), MN, 6.45% HRA Parking Rev
                   Bond Ser 1992A 8-1-2007 (Refunded 8-1-2000
                   @ 102).....................................           A-         500,000         535,875
                                                                                ------------    ------------
                                                                                  1,225,000       1,284,783
                                                                                ------------    ------------
                 REFUNDED WITH U.S. GOVERNMENT SECURITIES-7.79%
      400,000    Minneapolis (City of), MN, 8.00% HRA St. Paul
                   HealthOne Ser 1990B 8-15-2014 (Refunded
                   8-15-2000 @ 102)...........................          AAA         411,621         448,065
    1,100,000    Minneapolis (City of), MN, 9.125% Hospital
                   Fac Ref Rev Bond Ser B 12-1-2014 (Refunded
                   12-1-1997 @ 102)...........................          AAA       1,180,318       1,159,389
    1,275,000    St. Louis Park (City of), MN, 7.25% Hospital
                   Fac Rev Methodist Ser 1990C AMBAC Insured
                   7-1-2015 (Refunded 7-1-2000 @ 102).........          AAA       1,262,084       1,396,571
      765,000    St. Louis Park (City of), MN, 8.50% Health
                   Care Fac (Park Nicollet Med Ctr) Ser A
                   1-1-2011 (Refunded 1-1-2001 @ 100).........         Aaa*         769,584         862,392
                                                                                ------------    ------------
                                                                                  3,623,607       3,866,417
                                                                                ------------    ------------
                 UTILITIES-ELECTRIC-12.49%
    1,295,000    Northern MN Municipal Power Agency, 7.102%
                   Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                   Primary Insured 1-1-2011 (d)...............          AAA         506,907         601,139
    1,000,000    Southern MN Municipal Power Agency, 5.00%
                   Power Supply Sys Rev Bond Ser 1993A
                   1-1-2012...................................           A+         952,073         912,070
    1,500,000    Southern MN Municipal Power Agency, 5.75%
                   Power Supply Sys Rev 1-1-2018..............           A+       1,454,742       1,447,050
    2,400,000    St. Cloud (City of), MN, 5.25% General
                   Obligation Hydroelectric Rev Ref MBIA
                   Insured 12-1-2018..........................          AAA       2,325,453       2,252,208
    1,000,000    Western MN Municipal Power Agency, 5.50% Ref
                   Ser A AMBAC Insured 1-1-2013...............          AAA         991,587         986,440
                                                                                ------------    ------------
                                                                                  6,230,762       6,198,907
                                                                                ------------    ------------
                 UTILITIES-WATER AND SEWER-1.07%
      500,000    St. Paul (City of), MN, 8.00% Sewer Rev Bond
                   Ser 1988A 12-1-2008 (Crossover Refunded
                   12-1-1998 @ 101)...........................          BBB         500,000         532,725
                                                                                ------------    ------------
                 TOTAL MUNICIPAL BONDS........................                  $47,854,605     $48,785,820
                                                                                ------------    ------------
                                                                                ------------    ------------

FORTIS TAX-FREE PORTFOLIOS, INC.
MINNESOTA PORTFOLIO (CONTINUED)
Schedule of Investments
March 31, 1997 (Unaudited)

SHORT-TERM INVESTMENTS-0.42%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (b)
   ---------                                                   ------------
               INVESTMENT COMPANY-0.42%
   $210,712    Federated Minnesota Municipal Cash Trust,
                 Current rate -- 3.31%......................   $   210,712
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $48,065,317) (A)...........................   $48,996,532
                                                               ------------
                                                               ------------

     (a) At March 31, 1997, the cost of securities for federal income tax purposes was $48,065,836, and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 1,478,650
Unrealized depreciation.....................................     (547,954)
-------------------------------------------------------------------------
Net Unrealized depreciation.................................  $   930,696
-------------------------------------------------------------------------

     (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
     (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
     (d) The interest rates disclosed for these securities represent the original issue discount yields on the date of acquisition.
      * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Assets and Liabilities

(Unaudited)

For the Six-Month Period Ended March 31, 1997

--------------------------------------------------------------------------------
                                            NATIONAL        MINNESOTA
                                            PORTFOLIO       PORTFOLIO
                                          -------------   -------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market (cost $70,603,937;
    $48,065,317; respectively) (Note
    1)..................................  $ 73,078,602    $ 48,996,532
  Receivables:
    Interest and dividends..............     1,129,865         689,401
    Subscriptions of capital stock......            --          13,572
  Deferred registration costs (Note
    1)..................................        36,471          31,428
  Prepaid expenses......................        13,783           9,827
                                          -------------   -------------
TOTAL ASSETS............................    74,258,721      49,740,760
                                          -------------   -------------
LIABILITIES:
  Cash portion of dividends payable.....       109,856          55,808
  Redemptions of capital stock..........           880              --
  Payable for investment advisory and
    management fees (Note 2)............        48,978          32,228
  Payable for distribution fees (Note
    2)..................................           933             372
  Accounts payable and accrued
    expenses............................        11,630          12,369
                                          -------------   -------------
TOTAL LIABILITIES.......................       172,277         100,777
                                          -------------   -------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    100,000,000,000; 100,000,000,000
    shares; respectively................    71,403,584      48,583,169
  Unrealized appreciation of
    investments.........................     2,474,665         931,215
  Undistributed (distributions in excess
    of) net investment income...........       (33,333)         (7,474)
  Accumulated net realized gain from
    sale of investments.................       241,528         133,073
                                          -------------   -------------
TOTAL NET ASSETS........................  $ 74,086,444    $ 49,639,983
                                          -------------   -------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $6,748,279; and $3,346,606;
  respectively and 633,748; and 330,090
  shares outstanding; respectively).....        $10.65          $10.14
                                          -------------   -------------
Class B shares (based on net assets of
  $1,067,727; and $1,235,955;
  respectively and 100,351; and 122,085
  shares outstanding; respectively).....        $10.64          $10.12
                                          -------------   -------------
Class C shares (based on net assets of
  $1,084,791; and $213,214; respectively
  and 101,967; and 21,018 shares
  outstanding; respectively)............        $10.64          $10.14
                                          -------------   -------------
Class E shares (based on net assets of
  $60,483,972; and $43,722,391;
  respectively and 5,674,862; and
  4,302,918 shares outstanding;
  respectively).........................        $10.66          $10.16
                                          -------------   -------------
Class H shares (based on net assets of
  $4,701,675; and $1,121,817;
  respectively and 441,311; and 110,575
  shares outstanding; respectively).....        $10.65          $10.15
                                          -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

(Unaudited)

For the Six-Month Period Ended March 31, 1997

--------------------------------------------------------------------------------
                                                            MINNESOTA
                                            NATIONAL        PORTFOLIO
                                            PORTFOLIO           -
                                          -------------
NET INVESTMENT INCOME:
  Income:
    Interest income.....................  $  2,308,525    $  1,590,601
                                          -------------   -------------
  Expenses:
    Investment advisory and management
     fees (Note 2)......................       293,211         190,899
    Distribution fees (Class A) (Note
     2).................................         8,260           3,158
    Distribution fees (Class B) (Note
     2).................................         4,788           5,955
    Distribution fees (Class C) (Note
     2).................................         4,833           1,075
    Distribution fees (Class H) (Note
     2).................................        22,137           5,463
    Registration fees (Note 1)..........        20,159          19,342
    Legal and auditing fees.............        14,460          12,886
    Shareholders' notices and reports...         7,945           7,925
    Custodian fees......................         5,984           5,501
    Directors' fees and expenses........         4,487           5,545
    Other...............................         8,314           5,976
                                          -------------   -------------
  Total expenses........................       394,578         263,725
                                          -------------   -------------
NET INVESTMENT INCOME...................     1,913,947       1,326,876
                                          -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS: (NOTE 1)
  Net realized gain from security
    transactions........................       686,864         569,086
  Net change in unrealized depreciation
    of investments......................    (1,335,851)     (1,150,062)
                                          -------------   -------------
NET LOSS ON INVESTMENTS.................      (648,987)       (580,976)
                                          -------------   -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................  $  1,264,960    $    745,900
                                          -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                          PERIOD ENDED       FOR THE
                                            MARCH 31,       YEAR ENDED
                                              1997        SEPTEMBER 30,
                                           (UNAUDITED)         1996
                                          -------------   --------------
OPERATIONS:
  Net investment income.................  $  1,913,947    $   3,891,276
  Net realized gain from security
    transacations.......................       686,864          685,982
  Net change in unrealized depreciation
    of investments in securities........    (1,335,851)        (471,072)
                                          -------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................     1,264,960        4,106,186
                                          -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................      (162,026)        (182,138)
    Class B.............................       (19,661)         (32,480)
    Class C.............................       (20,091)          (8,022)
    Class E.............................    (1,627,654)      (3,534,046)
    Class H.............................       (91,098)        (122,710)
                                          -------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....    (1,920,530)      (3,879,396)
                                          -------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (84,494 and 449,965
     shares)............................       914,328        4,861,712
    Class B (18,321 and 45,495
     shares)............................       198,346          489,032
    Class C (83,590 and 14,245
     shares)............................       900,220          153,026
    Class E (97,041 and 269,334
     shares)............................     1,049,960        2,914,650
    Class H (81,119 and 260,768
     shares)............................       878,361        2,813,222
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (8,710 and 11,432 shares)...        94,269          122,884
    Class B (1,303 and 2,485 shares)....        14,088           26,794
    Class C (1,675 and 684 shares)......        18,110            7,375
    Class E (97,469 and 214,235
     shares)............................     1,056,296        2,315,910
    Class H (5,407 and 7,642 shares)....        58,536           82,355
  Less cost of repurchase of shares
    Class A (39,940 and 49,683
     shares)............................      (432,109)        (529,388)
    Class B (12,113 and 17,603
     shares)............................      (130,829)        (190,790)
    Class C (4,035 and 4,088 shares)....       (43,592)         (44,079)
    Class E (585,273 and 999,377
     shares)............................    (6,342,043)     (10,775,813)
    Class H (18,681 and 58,950
     shares)............................      (201,715)        (632,516)
                                          -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS.................    (1,967,774)       1,614,374
                                          -------------   --------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS..................................    (2,623,344)       1,841,164
NET ASSETS:
  Beginning of period...................    76,709,788       74,868,624
                                          -------------   --------------
  End of period (includes excess of
    distributions over net investment
    income of $33,333 and $26,750,
    respectively).......................  $ 74,086,444    $  76,709,788
                                          -------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statement of Changes in Net Assets

MINNESOTA PORTFOLIO

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                          PERIOD ENDED       FOR THE
                                            MARCH 31,      YEAR ENDED
                                              1997        SEPTEMBER 30,
                                           (UNAUDITED)        1996
                                          -------------   -------------
OPERATIONS:
  Net investment income.................  $  1,326,876    $  2,891,691
  Net realized gain (loss) from security
    transacations.......................       569,086         (66,018)
  Net change in unrealized depreciation
    of investments in securities........    (1,150,062)       (181,219)
                                          -------------   -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................       745,900       2,644,454
                                          -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................       (62,627)        (82,763)
    Class B.............................       (24,839)        (27,649)
    Class C.............................        (4,473)         (9,242)
    Class E.............................    (1,210,905)     (2,719,829)
    Class H.............................       (22,676)        (39,824)
                                          -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....    (1,325,520)     (2,879,307)
                                          -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (183,120 and 141,525
     shares)............................     1,888,992       1,468,872
    Class B (13,449 and 91,006
     shares)............................       138,231         930,206
    Class C (1,555 and 12,417 shares)...        16,000         129,148
    Class E (56,923 and 183,971
     shares)............................       586,945       1,903,947
    Class H (18,070 and 124,931
     shares)............................       186,553       1,278,687
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (4,285 and 5,575 shares)....        44,058          57,472
    Class B (1,406 and 1,733 shares)....        14,449          17,780
    Class C (343 and 769 shares)........         3,534           7,919
    Class E (87,123 and 202,818
     shares)............................       898,811       2,099,431
    Class H (1,190 and 2,618 shares)....        12,256          26,982
  Less cost of repurchase of shares
    Class A (34,990 and 55,198
     shares)............................      (360,431)       (568,492)
    Class B (1,005 and 2,025 shares)....       (10,340)        (20,727)
    Class C (1,384 and 6,577 shares)....       (14,267)        (67,864)
    Class E (632,518 and 692,789
     shares)............................    (6,525,655)     (7,141,366)
    Class H (12,116 and 86,089
     shares)............................      (124,849)       (869,654)
                                          -------------   -------------
NET DECREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................    (3,245,713)       (747,659)
                                          -------------   -------------
TOTAL DECREASE IN NET ASSETS............    (3,825,333)       (982,512)
NET ASSETS:
  Beginning of period...................    53,465,316      54,447,828
                                          -------------   -------------
  End of period (includes excess of
    distributions over net investment
    income of $7,474 and $8,830,
    respectively).......................  $ 49,639,983    $ 53,465,316
                                          -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX FREE PORTFOLIOS, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Tax-Free Portfolios, Inc. (the fund) is an open-end management investment company which currently is comprised of two separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, are diversified portfolios each of which has different investment objectives and its own investment portfolio and net asset values. The investment objective of the National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the portfolio. The investment objective of Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the portfolio.

   The Minnesota Portfolio concentrates it's investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The fund offers Class A, Class B, Class C, Class E and Class H shares. The fund began to issue class shares effective November 14, 1994. Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the fund are summarized as follows:

   SECURITY VALUATION: Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, the portfolios amortize long-term bond premium and original issue discount.

   For the six-month period ended March 31, 1997, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $34,650,188 and $37,403,873 for National Portfolio; and $15,300,704 and $17,901,642 for Minnesota Portfolio, respectively.

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes primarily because of wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTION: The portfolios declare income distributions daily to be paid on the last business day of each month. The portfolios will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the portfolio at net asset value on the payable date or paid in cash five business days after month end without any charge to the shareholder.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. (Advisers), is the investment adviser for the fund. Investment advisory fees paid by the Minnesota Portfolio are computed at an annual rate of .8% of the first $50 million in average daily net assets, .7% of the next $50 million in average daily net assets and .625% of average daily net assets in excess of $100 million. The National Portfolio's investment advisory fees are computed at an annual rate of .8% of the first $50 million in average daily net assets, and .7% of average daily net assets in excess of $50 million. The fee percentage for the Minnesota Portfolio is based upon the aggregate average net assets of the National and Minnesota Portfolios combined. The fee is then allocated to the Minnesota Portfolio based upon proportionate net assets. The fee percentage for National Portfolio is based upon the average net assets of the portfolio alone.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of

FORTIS TAX FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------
   average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating:

                                                                          Class
                                                 Class A      Class B       C       Class E      Class H
--------------------------------------------------------------------------------------------------------
National Portfolio...........................    $ 17,114     $3,414      $145      $ 22,119     $2,540
Minnesota Portfolio..........................    $ 10,016     $    0      $ 63      $ 15,541     $3,492

   Legal fees and expenses aggregating $4,986 and $5,130 for the National and Minnesota Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS Selected per share historical data for each of the Portfolios was as follows:

                                                                               Class E
                                           --------------------------------------------------------------------------------
                                                                               Three-Month
                                                                                Period
                                               Year Ended September 30,         Ended            Year Ended June 30,
                                           --------------------------------    September   --------------------------------
                                                                               30,
NATIONAL PORTFOLIO                           1997        1996        1995        1994        1994        1993        1992
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.76    $  10.72    $  10.38    $ 10.46     $  11.13    $  10.54    $   9.99
                                           --------    --------    --------    --------    --------    --------    --------
Operations:
  Investment income - net...............        .27         .56         .58        .15          .60         .63         .66
  Net realized and unrealized gain
    (loss) on investments...............       (.09)        .04         .36       (.09)        (.64)        .59         .55
                                           --------    --------    --------    --------    --------    --------    --------
Total from operations...................        .18         .60         .94        .06         (.04)       1.22        1.21
                                           --------    --------    --------    --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.28)       (.56)       (.59)      (.14)        (.59)       (.62)       (.66)
  Excess distributions of net investment
    income..............................         --          --          --         --           --        (.01)         --
  From net realized gains on
    investments.........................         --          --        (.01)        --         (.04)         --          --
                                           --------    --------    --------    --------    --------    --------    --------
Total distributions to shareholders.....       (.28)       (.56)       (.60)      (.14)        (.63)       (.63)       (.66)
                                           --------    --------    --------    --------    --------    --------    --------
Net asset value, end of period..........   $  10.66    $  10.76    $  10.72    $ 10.38     $  10.46    $  11.13    $  10.54
                                           --------    --------    --------    --------    --------    --------    --------
Total return @..........................       1.62%       5.69%       9.30%       .59%         .49%      11.99%      12.46%
Net assets end of period (000s
  omitted)..............................   $ 60,484    $ 65,237    $ 70,531    $74,877     $ 76,746    $ 70,754    $ 54,189
Ratio of expenses to average daily net
  assets................................        .92%        .93%       1.03%       .87%         .87%        .94%        .92%
Ratio of net investment income to
  average daily net assets..............       5.09%       5.19%       5.54%      5.74%        5.38%       5.80%       6.40%
Portfolio turnover rate.................         46%         52%         35%        17%          25%         29%         38%


                                                      Class A

                                              Year Ended September 30,
                                          --------------------------------

NATIONAL PORTFOLIO                          1997        1996        1995
------------------------------------------------------------------------------------
Net asset value, beginning of period....  $  10.75    $  10.71    $   9.79
                                          --------    --------    --------
Operations:
  Investment income - net...............       .25         .53         .49
  Net realized and unrealized gain
    (loss) on investments...............      (.09)        .04         .94
                                          --------    --------    --------
Total from operations...................       .16         .57        1.43
                                          --------    --------    --------
Distributions to shareholders:
  From investment income - net..........      (.26)       (.53)       (.50)
  Excess distributions of net investment
    income..............................        --          --          --
  From net realized gains on
    investments.........................        --          --        (.01)
                                          --------    --------    --------
Total distributions to shareholders.....      (.26)       (.53)       (.51)
                                          --------    --------    --------
Net asset value, end of period..........  $  10.65    $  10.75    $  10.71
                                          --------    --------    --------
Total return @..........................      1.51%       5.46%      14.80%
Net assets end of period (000s
  omitted)..............................  $  6,748    $  6,239    $  1,807
Ratio of expenses to average daily net
  assets................................      1.17%       1.18%       1.28%
Ratio of net investment income to
  average daily net assets..............      4.84%       4.97%       5.03%
Portfolio turnover rate.................        46%         52%         35%

                                                       Class B                             Class C
                                           --------------------------------    --------------------------------
                                                                 Year Ended September 30,
                                           --------------------------------------------------------------------
NATIONAL PORTFOLIO                          1997**       1996       1995+       1997**       1996       1995+
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.74    $  10.70    $   9.79    $  10.74    $  10.70    $   9.79
                                           --------    --------    --------    --------    --------    --------
Operations:
  Investment income - net...............        .21         .45         .42         .21         .45         .43
  Net realized and unrealized gain
    (loss) on investments...............       (.09)        .04         .93        (.09)        .04         .92
                                           --------    --------    --------    --------    --------    --------
Total from operations...................        .12         .49        1.35         .12         .49        1.35
                                           --------    --------    --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.22)       (.45)       (.43)       (.22)       (.45)       (.43)
  From net realized gains on
    investments.........................         --          --        (.01)         --          --        (.01)
                                           --------    --------    --------    --------    --------    --------
Total distributions to shareholders.....       (.22)       (.45)       (.44)       (.22)       (.45)       (.44)
                                           --------    --------    --------    --------    --------    --------
Net asset value, end of period..........   $  10.64    $  10.74    $  10.70    $  10.64    $  10.74    $  10.70
                                           --------    --------    --------    --------    --------    --------
Total return @..........................       1.12%       4.65%      13.96%       1.12%       4.65%      13.95%
Net assets end of period (000s
  omitted)..............................   $  1,068    $    997    $    668    $  1,085    $    223    $    106
Ratio of expenses to average daily net
  assets................................       1.92%*      1.93%       2.03%*      1.92%*      1.93%       2.03%*
Ratio of net investment income to
  average daily net assets..............       4.10%*      4.20%       4.04%*      4.10%*      4.20%       4.14%*
Portfolio turnover rate.................         46%         52%         35%         46%         52%         35%


                                                       Class H
                                           --------------------------------

NATIONAL PORTFOLIO                          1997**       1996       1995+
----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.75    $  10.71    $   9.79
                                           --------    --------    --------
Operations:
  Investment income - net...............        .21         .45         .43
  Net realized and unrealized gain
    (loss) on investments...............       (.09)        .04         .93
                                           --------    --------    --------
Total from operations...................        .12         .49        1.36
                                           --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.22)       (.45)       (.43)
  From net realized gains on
    investments.........................         --          --        (.01)
                                           --------    --------    --------
Total distributions to shareholders.....       (.22)       (.45)       (.44)
                                           --------    --------    --------
Net asset value, end of period..........   $  10.65    $  10.75    $  10.71
                                           --------    --------    --------
Total return @..........................       1.12%       4.64%      14.06%
Net assets end of period (000s
  omitted)..............................   $  4,702    $  4,015    $  1,757
Ratio of expenses to average daily net
  assets................................       1.92%*      1.93%       2.03%*
Ratio of net investment income to
  average daily net assets..............       4.10%*      4.20%       4.24%*
Portfolio turnover rate.................         46%         52%         35%

*      Annualized.
**     For the six-month period ended March 31, 1997.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS TAX FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                         Class E
                                           --------------------------------------------------------------------
                                                                               Three-Month
                                                                                Period
                                               Year Ended September 30,         Ended            Year Ended June 30,
                                           --------------------------------    September   --------------------------------
                                                                               30,
MINNESOTA PORTFOLIO                          1997        1996        1995        1994        1994        1993        1992
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.28    $  10.32    $  10.08    $ 10.15     $  10.65    $  10.16    $   9.78
                                           --------    --------    --------    --------    --------    --------    --------
Operations:
  Investment income - net...............        .27         .55         .57        .15          .59         .61         .64
  Net realized and unrealized gain
    (loss) on investments...............       (.12)       (.04)        .24       (.08)        (.51)        .49         .38
                                           --------    --------    --------    --------    --------    --------    --------
Total from operations...................        .15         .51         .81        .07          .08        1.10        1.02
                                           --------    --------    --------    --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.27)       (.55)       (.57)      (.14)        (.58)       (.61)       (.64)
                                           --------    --------    --------    --------    --------    --------    --------
Net asset value, end of period..........   $  10.16    $  10.28    $  10.32    $ 10.08     $  10.15    $  10.65    $  10.16
                                           --------    --------    --------    --------    --------    --------    --------
Total return @..........................       1.42%       5.01%       8.35%       .72%         .64%      11.17%      10.71%
Net assets end of period (000s
  omitted)..............................   $ 43,722    $ 49,262    $ 52,603    $54,560     $ 54,854    $ 52,271    $ 38,586
Ratio of expenses to average daily net
  assets................................        .96%        .93%        .98%       .85%         .85%        .89%        .90%
Ratio of net investment income to
  average daily net assets..............       5.19%       5.34%       5.60%      5.69%        5.51%       5.82%       6.37%
Portfolio turnover rate.................         30%         41%         27%         8%          11%         17%         10%


                                                      Class A

                                              Year Ended September 30,
                                          --------------------------------

MINNESOTA PORTFOLIO                         1997        1996        1995
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....  $  10.26    $  10.30    $   9.55
                                          --------    --------    --------
Operations:
  Investment income - net...............       .25         .52         .48
  Net realized and unrealized gain
    (loss) on investments...............      (.12)       (.04)        .76
                                          --------    --------    --------
Total from operations...................       .13         .48        1.24
                                          --------    --------    --------
Distributions to shareholders:
  From investment income - net..........      (.25)       (.52)       (.49)
                                          --------    --------    --------
Net asset value, end of period..........  $  10.14    $  10.26    $  10.30
                                          --------    --------    --------
Total return @..........................      1.30%       4.78%      13.15%
Net assets end of period (000s
  omitted)..............................  $  3,347    $  1,822    $    884
Ratio of expenses to average daily net
  assets................................      1.21%       1.18%       1.23%
Ratio of net investment income to
  average daily net assets..............      4.98%       5.07%       5.10%
Portfolio turnover rate.................        30%         41%         27%

                                                       Class B                             Class C
                                           --------------------------------    --------------------------------
                                                                 Year Ended September 30,
                                           --------------------------------------------------------------------
MINNESOTA PORTFOLIO                         1997**       1996       1995+       1997**       1996       1995+
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.24    $  10.27    $   9.55    $  10.26    $  10.30    $   9.55
                                           --------    --------    --------    --------    --------    --------
Operations:
  Investment income - net...............        .21         .45         .41         .21         .44         .42
  Net realized and unrealized gain
    (loss) on investments...............       (.12)       (.04)        .73        (.12)       (.04)        .75
                                           --------    --------    --------    --------    --------    --------
Total from operations...................        .09         .41        1.14         .09         .40        1.17
                                           --------    --------    --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.21)       (.44)       (.42)       (.21)       (.44)       (.42)
                                           --------    --------    --------    --------    --------    --------
Net asset value, end of period..........   $  10.12    $  10.24    $  10.27    $  10.14    $  10.26    $  10.30
                                           --------    --------    --------    --------    --------    --------
Total return @..........................        .89%       4.04%      12.10%        .89%       4.00%      12.31%
Net assets end of period (000s
  omitted)..............................   $  1,236    $  1,109    $    180    $    213    $    210    $    143
Ratio of expenses to average daily net
  assets................................       1.96%*      1.93%       1.98%*      1.96%*      1.93%       1.98%*
Ratio of net investment income to
  average daily net assets..............       4.20%*      4.34%       4.37%*      4.20%*      4.31%       4.28%*
Portfolio turnover rate.................         30%         41%         27%         30%         41%         27%


                                                       Class H
                                           --------------------------------

MINNESOTA PORTFOLIO                         1997**       1996       1995+
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.26    $  10.30    $   9.55
                                           --------    --------    --------
Operations:
  Investment income - net...............        .22         .44         .41
  Net realized and unrealized gain
    (loss) on investments...............       (.12)       (.04)        .76
                                           --------    --------    --------
Total from operations...................        .10         .40        1.17
                                           --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.21)       (.44)       (.42)
                                           --------    --------    --------
Net asset value, end of period..........   $  10.15    $  10.26    $  10.30
                                           --------    --------    --------
Total return @..........................        .99%       3.93%      12.42%
Net assets end of period (000s
  omitted)..............................   $  1,122    $  1,061    $    638
Ratio of expenses to average daily net
  assets................................       1.96%*      1.93%       1.98%*
Ratio of net investment income to
  average daily net assets..............       4.20%*      4.33%       4.29%*
Portfolio turnover rate.................         30%         41%         27%

*      Annualized.
**     For the six-month period ended March 31, 1997.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        INTERIM PRESIDENT, HAVERFORD COLLEGE.
                                           PRIOR TO JULY 1996, PRESIDENT
                                           MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       First Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE MINNESOTA
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE NATIONAL
                                                   PORTFOLIO
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   FIDUCIARY FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                                                   DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS FINANCIAL GROUP


Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.


FFG includes Fortis Advisers, Inc., an established money manager, as well as Fortis Investors, Inc., a broker dealer with nationwide sales and marketing influence. The guarantees in our insurance products are underwritten by Fortis Benefits Insurance Company and Time Insurance Company.

[PICTURE]


Fortis Financial Group is part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the
United States.   Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.



[GRAPHIC]   FOR MORE INFORMATION, CALL YOUR INVESTMENT REPRESENTATIVE OR FORTIS
AT (800) 800-2638.

                                                            ----------------
                                                               Bulk Rate
FORTIS -REGISTERED TRADE MARK-                                U.S. Postage
                                                                  PAID
FORTIS FINANCIAL GROUP                                       Permit No. 3794
P.O. BOX 64284                                              Minneapolis, MN
ST. PAUL, MN   55164                                       -----------------

FORTIS TAX-FREE PORTFOLIOS






[GRAPHIC]  Printed on recycled paper with
           40% preconsumer waste and 10%
           post consumer waste.  Please recycle.


FORTIS-REGISTERED TRADEMARK- and Fortis -REGISTERED TRADEMARK- are registered servicemarks of Fortis AMEV and Fortis AG.

95380 (5/97)